Statement of Changes in Net Assets Available for Benefits - EBP WRPSP	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 374,809,885
Interest and dividends	39,691,461
Net investment income	414,501,346
Interest on participant loans	1,353,097
Contributions:
Employer	75,681,301
Participants	69,563,713
Rollovers	26,265,930
Total contributions	171,510,944
Total additions	587,365,387
Deductions from net assets attributed to:
Benefits paid to participants	242,493,770
Other expenses, net	282,469
Total deductions	242,776,239
Net increase in net assets available for plan benefits	344,589,148
Net assets available for benefits at beginning of year	2,293,288,872
Net assets available for benefits at end of year	$ 2,637,878,020